Income Taxes - Schedule of Unused Tax Losses (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	¥ 1,183,701	¥ 1,186,106
Deductible temporary differences	427,373	263,143
Unused tax credits	26,993	23,724
Less than 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	3,715	3,901
1st year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	114	812
2nd year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	1,278	85
3rd year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	2,375	1,989
4th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	549,705	6,233
5th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	469,391	578,648
After 5th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	152,121	590,813
Unused tax credits	23,278	19,823
Indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	8,717	7,526
Unused tax credits	¥ 0	¥ 0